Allowance for Doubtful Accounts (Tables)	12 Months Ended
Dec. 31, 2012
Allowance for Doubtful Accounts [Abstract]
Allowance for doubtful accounts

	Balance at beginning of year	Additions/ (releases) charged to costs and expenses	Deductions / Other movements	Foreign exchange differences	Balance at end of year
Description
	(millions)
Year Ended December 31, 2012
Allowance for doubtful accounts	$13	$16	$(15)	$—	$14
Year Ended December 31, 2011
Allowance for doubtful accounts	$12	$4	$(3)	$—	$13
Year Ended December 31, 2010
Allowance for doubtful accounts	$16	$—	$(4)	$—	$12